TEMPLETON EMERGING
MARKETS APPRECIATION FUND

YOUR FUND'S OBJECTIVE:
The Templeton Emerging Markets Appreciation Fund seeks long-term capital appreciation by investing substantially all of its assets in a portfolio of equity securities and debt obligations of issuers in emerging market countries.

November 15, 1996
Dear Shareholder:

We are pleased to bring you this semi-annual report for the Templeton Emerging Markets Appreciation Fund, which covers the six months ended September 30, 1996.

During this period, securities markets in many developing countries rallied strongly. Fixed income securities, in particular, performed well, largely, in our view, because of improved investor confidence in economic stabilization policies adopted by many developing countries. Although some equity markets recorded large gains, others suffered losses. Within this environment, the Fund, which holds both stocks and bonds, provided a six-month total return of 7.00% in net asset value terms, and -7.02% in market-price terms, as shown in the Performance Summary on page 5.

On September 30, 1996, the Fund's total net assets were invested 50.0% in equities, 34.1% in fixed-income securities, and 15.9% in short-term obligations and other net assets. These holdings

TEMPLETON EMERGING MARKETS
APPRECIATION FUND
Portfolio Breakdown on 9/30/96
Based on Total Net Assets

Equities                      50.0%

Fixed-Income
Securities                    34.1%

Short-Term Obligations &
Other Net Assets              15.9%

were spread across 37 emerging market countries, with no single market representing more than 13.9% of the Fund's assets. The Fund's largest single-country exposure was in Mexico, followed by Hong Kong, Brazil, Argentina and Greece.

In Latin America, the Fund's performance was helped by its holdings of Mexican and Argentine government bonds. During the six-month period, Mexico's bonds provided a total return of 13.5%, while Argentina's provided 17.7%. Responding to international investors' renewed confidence in the region, we increased our Mexican bond holdings to 6.3% of total net assets and our Argentine bond holdings to 4.5%. Prices of many Latin American stocks also rose, although the Argentine stock market suffered a temporary setback following the firing of Finance Minister Domingo Cavallo in July.

Russia's stock market was particularly strong during the period. For example, Lukoil Holdings, one of our stocks, more than doubled in value from April 1, 1996 to September 19, 1996. Boris Yeltsin's victory in the presidential elections seemed to indicate that many Russians are committed to continued monetary, fiscal, and foreign reserve reforms. Although Russia's high rate of tax evasion continues to concern us, the restructuring of its banking sector, the government's efforts to extend maturities on domestic debt, and its plans to issue eurobonds, have resulted in lower interest rates, which should help reduce the fiscal deficit. Responding to these positive developments, we purchased some of these new Russian eurobonds for the Fund's portfolio.

The Fund also benefited from its holdings of restructured Bulgarian bonds, which rose in value after the government negotiated a new borrowing agreement with the International Monetary Fund.

TEMPLETON EMERGING MARKETS
APPRECIATION FUND
Geographic distribution on 9/30/96
Based on Total Net Assets

Latin America                      40.2%

Asia                               26.3%

Europe                             15.5%

Middle East & Africa               2.1%

Short-Term Obligations &
Other Net Assets                   15.9%

In Asia, concerns about economic instability and excessively fast growth hurt markets in Malaysia and Thailand, while Indonesian equity markets performed poorly largely because of political and social unrest. The poor performance of the Indonesian stock market reminds us that sometimes there is a price to pay for the high returns that emerging markets can offer: namely, high risk.

Looking forward, we feel that strong world economic growth and prudent management policies adopted in many emerging market countries could enhance earnings of companies in our portfolio. We expect to increase our exposure in countries that have implemented economic policies designed to improve their fiscal positions and balance of payments. Since prices for emerging market bonds are, in our opinion, at or above fair value, we will look for opportunities when bond prices deviate from our assessment of the bonds' underlying value. We will also search for emerging market stocks that are temporarily weak, but which we expect to benefit from world economic trends or local policy changes. For example, we believe that good value can be found in Turkey, Greece, India and other Asian markets where price/earnings ratios have declined. The prevailing bearish sentiment in some of these markets may provide a good opportunity to secure bargains.

This discussion reflects the strategies we employed for the Fund during the six-month period under review, and includes our opinions as of the close of the period. Since economic and market conditions are constantly changing, our strategies, evaluations, conclusions and decisions regarding portfolio holdings, may change as new

TEMPLETON EMERGING MARKETS
APPRECIATION FUND
Top Ten Holdings on 9/30/96
Based on Total Net Assets

Company,                               % of Total
Industry, Country                      Net Assets
Government of  Brazil, 6.50%, 4/15/24
Government Bond, Brazil                    2.8%

Telmex-Telefonos de Mexico SA, L, ADR
Telecommunications, Mexico                 2.7%

Venezuela DCB, 6.625%, FRN, 12/18/07
Government Bond, Venezuela                 2.4%

Cemex SA, B
Building Materials & Components, Mexico    2.0%

Alpha Credit Bank
Banking, Greece                            1.9%

HSBC Holdings PLC
Banking, Hong Kong                         1.8%

Ergo Bank SA
Banking, Greece                            1.7%

Grupo Financiero Bancomer SA de CV, B
Banking, Mexico                            1.6%

Petrobras-Petroleo Brasileiro SA, pfd.
Energy Sources, Brazil                     1.6%

United Mexican States, 9.75%, 2/06/01
Government Bond, Mexico                    1.6%

For a complete list of portfolio holdings, please see page 7 of this report.

circumstances arise. Although past performance of a specific investment or sector cannot guarantee future performance, such information can be useful in analyzing the securities we purchase or sell for the Fund.

Of course, investments in foreign securities involve special risks, such as adverse economic, social and political developments in the countries where the Fund is invested, as well as market and currency volatility. Developing markets involve heightened risks related to the same factors, in addition to risks associated with the relatively small size and lesser liquidity of these markets. While short-term volatility can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. In fact, the Hong Kong market has increased 830% in the last 15 years, but has suffered five declines of more than 20% during that time.(1)

We thank you for your participation in the Templeton Emerging Markets Appreciation Fund and welcome your comments and suggestions.

Sincerely,


/s/ J. Mark Mobius
-----------------------------
J. Mark Mobius, Ph.D.
President
Portfolio Manager - Equity Securities
Templeton Emerging Markets Appreciation Fund, Inc.


/s/ Ronald A. Johnson
-----------------------------
Ronald A. Johnson, Ph.D.
Portfolio Manager - Fixed-Income Securities
Templeton Emerging Markets Appreciation Fund, Inc.

1. Source: Bloomberg. Based on quarterly percentage price change over 15 years ended September 30, 1996.

PERFORMANCE SUMMARY

In market-price terms, the Templeton Emerging Markets Appreciation Fund produced a total return of -7.02% for the six-month period ended September 30, 1996. Based on the change in actual net asset value (in contrast to market price), the Fund delivered a total return of 7.00% for the same period. Both total return figures assume reinvestment of dividends and capital gains in accordance with the dividend reinvestment plan. We have always maintained a long-term perspective when managing the Fund, and we encourage shareholders to view their investments in a similar manner.

During the reporting period, the Fund's closing price on the New York Stock Exchange (NYSE) decreased by $1.00, from $13.875 on March 31, 1996, to $12.875 on August 31, 1996, while the net asset value increased by 91 cents ($0.91), from $13.41 to $14.32.

Shareholders received distributions of 2.5 cents ($0.025) per share in long-term capital gains. Distributions will vary, however, depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio. Past performance is not predictive of future results.

TEMPLETON EMERGING MARKETS
APPRECIATION FUND
Periods Ended 9/30/96

                                             Since
                                           Inception
                               One-Year    (4/29/94)
Cumulative Total Return(1)
  Based on change in
  net asset value                12.54%        13.22%

  Based on change in
  market price                   11.91%        -3.86%

Average Annual Total Return(2)
  Based on change in
  net asset value                12.54%         5.32%

  Based on change in
  market price                   11.91%        -1.96%

1. Cumulative total returns represent the change in value of an investment over the periods indicated.

2. Average annual total returns represent the average annual change in value of an investment over the periods indicated.

All calculations assume reinvestment of dividend and capital gains distributions, either at net asset value or at market price on the reinvestment date, in accordance with the dividend reinvestment plan. Past performance is not predictive of future results.

From September 1, 1994 through August 30, 1995, expense reductions by the Fund's Business Manager increased the Fund's total returns.

TEMPLETON EMERGING MARKETS APPRECIATION FUND, INC.
Financial Highlights

--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)

                                                                  SIX MONTHS                           APRIL 29, 1994
                                                                    ENDED                               (COMMENCEMENT
                                                              SEPTEMBER 30, 1996      YEAR ENDED      OF OPERATIONS) TO
                                                                 (UNAUDITED)        MARCH 31, 1996     MARCH 31, 1995
                                                              ------------------    --------------    ----------------
Net asset value, beginning of period                               $  13.41            $  12.05            $ 14.10
                                                                    -------             -------            -------
Income from investment operations:
  Net investment income                                                 .36                 .69                .48
  Net realized and unrealized gain (loss)                               .58                1.64              (1.97)
                                                                    -------             -------            -------
Total from investment operations                                        .94                2.33              (1.49)
                                                                    -------             -------            -------
Underwriting expenses deducted from capital                              --                  --               (.15)
                                                                    -------             -------            -------
Distributions:
  Dividends from net investment income                                 (.03)               (.86)              (.32)
  Distributions from net realized gains                                  --                (.11)              (.09)
                                                                    -------             -------            -------
Total distributions                                                    (.03)               (.97)              (.41)
                                                                    -------             -------            -------
Change in net asset value                                               .91                1.36              (2.05)
                                                                    -------             -------            -------
Net asset value, end of period                                     $  14.32            $  13.41            $ 12.05
                                                                    =======             =======            =======
TOTAL RETURN*
Based on market value per share                                     (7.02)%              15.57%           (11.25)%
Based on net asset value per share                                    7.00%              19.34%           (11.64)%

RATIOS /SUPPLEMENTAL DATA
Net assets, end of period (000)                                    $ 61,425            $ 57,516            $51,022
Ratio of expenses, inclusive of fee waiver, to average net
  assets                                                              1.86%**             1.64%              1.79%**
Ratio of net investment income to average net assets                  5.21%**             5.29%              3.98%**
Portfolio turnover rate                                              41.90%              26.92%             58.79%
Average commission rate paid (per share)                           $  .0048            $  .0008

 * NOT ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
** ANNUALIZED.

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON EMERGING MARKETS APPRECIATION FUND, INC.
Investment Portfolio, September 30, 1996 (unaudited)


------------------------------------------------------------------------------------------------------------------------
INDUSTRY                    ISSUE                                                COUNTRY         SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS: 46.8%
------------------------------------------------------------------------------------------------------------------------
APPLIANCES & HOUSEHOLD DURABLES: 1.6%
                            Arcelik AS                                             Tur.         2,293,264    $   239,349
                            Bekoteknik AS                                          Tur.           723,423         47,977
                            Foshan Electrical and Lighting Co. Ltd., B             Chn.           466,500        307,662
                            Semi-Tech (Global) Co. Ltd.                            H.K.           120,400        199,291
                            Turk Demir Dokum, br.                                  Tur.         4,715,996        220,470
                                                                                                             -----------
                                                                                                               1,014,749
------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES: 0.8%
                            Associated Motorways Ltd.                              Lka.            72,000         40,707
                            Ciadea SA                                              Arg.            64,608        306,937
                            Jardine International Motor Holdings Ltd.              H.K.            58,000         73,503
                            Otosan Otomobil Sanayii AS                             Tur.           152,700         43,994
                            Tofas Turk Otomobil Fabrikasi AS                       Tur.         1,736,000         60,396
                                                                                                             -----------
                                                                                                                 525,537
------------------------------------------------------------------------------------------------------------------------
BANKING: 13.2%
                            Akbank                                                 Tur.         6,192,000        632,798
                            Alpha Credit Bank                                       Gr.            18,666      1,144,555
                            Banco Bradesco SA                                      Brz.        25,161,228        187,539
                            Banco Comercial Portugues SA                           Prt.            45,652        551,353
                            Banco de Galicia y Buenos Aires SA, B                  Arg.           110,779        609,382
                            Banco do Brasil SA                                     Brz.         2,705,276         25,966
                           *Banco do Brasil SA, wts., series A                     Brz.         4,541,055          7,116
                           *Banco do Brasil SA, wts., series B                     Brz.         6,811,582         10,674
                           *Banco do Brasil SA, wts., series C                     Brz.        11,352,638         16,679
                            Banco Espirito Santo e Comercial de Lisboa             Prt.            32,800        548,885
                            Banco Totta & Acores SA                                Prt.            13,090        228,748
                            BPI Socieda de Gestora de Participacoes Socias SA      Prt.             3,835         44,711
                            Daegu Bank Co. Ltd.                                    Kor.             8,527        120,699
                            Ergo Bank SA                                            Gr.            18,000      1,038,002
                            Espirito Santo Financial Holding SA, ADR               Ptr.            19,820        245,273
                            Grupo Financiero Banamex Accival SA, B                 Mex.            72,000        155,403
                            Grupo Financiero Banamex Accival SA, L                 Mex.             5,868         11,966
                            Grupo Financiero Bancomer SA de CV, B                  Mex.         2,046,000      1,005,119
                            Grupo Financiero Bancomer SA de CV, L                  Mex.            75,778         28,397
                            Grupo Financiero Serfin SA, B                          Mex.            54,277         29,827
                            HSBC Holdings PLC                                      H.K.            58,605      1,087,523
                            National Bank of Greece SA                              Gr.             2,000        132,343
                            PT Ficorinvest Bank, fgn.                              Ind.            36,000         28,282
                            PT Inter-Pacific Bank, fgn.                            Ind.             9,500          5,930
                            Turkiye Garanti Bankasi AS                             Tur.         4,507,650        203,378
                                                                                                             -----------
                                                                                                               8,100,548
------------------------------------------------------------------------------------------------------------------------

TEMPLETON EMERGING MARKETS APPRECIATION FUND, INC.
Investment Portfolio, September 30, 1996 (unaudited) (cont.)


------------------------------------------------------------------------------------------------------------------------
INDUSTRY                    ISSUE                                                COUNTRY         SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
------------------------------------------------------------------------------------------------------------------------
BEVERAGES & TOBACCO: 0.1%
                            Quilmes Industrial SA                                  Arg.            10,000    $   103,750
------------------------------------------------------------------------------------------------------------------------
BUILDING MATERIALS & COMPONENTS: 3.3%
                            Akcimento Ticaret AS                                   Tur.           161,000         12,778
                            Cemex SA, B                                            Mex.           304,000      1,243,856
                            Cimentas Izmir Cimento Fabrikasi TAS                   Tur.         1,513,061        234,411
                            Cimsa Cimento Sanayi ve Ticaret AS                     Tur.         1,120,000         90,107
                            Izocam Ticaret ve Sanayii AS, br.                      Tur.            74,571          4,621
                            K Wah International Holdings Ltd.                      H.K.           885,051        161,376
                           *K Wah International Holdings Ltd., wts.                H.K.            83,806          3,251
                            Royal Ceramic Industry Public Co. Ltd.                 Tha.           149,000        114,250
                            Royal Ceramic Industry Public Co. Ltd., fgn.           Tha.            32,000         24,537
                            Shanghai Yaohua Pilkington Glass, B                    Chn.            96,250         48,125
                            Thai Asahi Glass Public Co. Ltd.                       Tha.            72,610        119,917
                                                                                                             -----------
                                                                                                               2,057,229
------------------------------------------------------------------------------------------------------------------------
CHEMICALS: 0.8%
                            Atanor Cia Nacional Para la Industria
                              Quimica SA, D                                        Arg.            56,550         87,667
                            Chemopetrol Group AS                                   Csk.             2,850        139,604
                            Petkim Pertokimya Holdings AS                          Tur.            30,000         13,209
                            PT Unggul Indah Corp., fgn.                            Ind.            68,200         73,396
                            Shanghai Chlor-Alkali Chemical Co. Ltd., B             Chn.           312,000         68,640
                            Shenzhen Petrochemical (Group)
                              Shareholding Co. Ltd., B                             Chn.           249,600         78,111
                                                                                                             -----------
                                                                                                                 460,627
------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & HOUSING: 0.2%
                            Hopewell Holdings Ltd.                                 H.K.           206,106        116,606
------------------------------------------------------------------------------------------------------------------------
ELECTRICAL & ELECTRONICS: 0.5%
                            Dae Duck Electronics Co. Ltd.                          Kor.             2,060         90,780
                            Great Wall Electronic International Ltd.               H.K.           566,000         46,111
                            Netas Northern Electric Telekomunic Asyon AS           Tur.           594,000        154,990
                                                                                                             -----------
                                                                                                                 291,881
------------------------------------------------------------------------------------------------------------------------
ELECTRONIC COMPONENTS & INSTRUMENTS: 0.1%
                            S. Megga International Holdings Ltd.                   H.K.           494,000         15,587
------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES: 0.1%
                            Ssangyong Oil Refining Co., Ltd                        Kor.             1,000         23,002
------------------------------------------------------------------------------------------------------------------------

TEMPLETON EMERGING MARKETS APPRECIATION FUND, INC.
Investment Portfolio, September 30, 1996 (unaudited) (cont.)

------------------------------------------------------------------------------------------------------------------------
INDUSTRY                    ISSUE                                               COUNTRY         SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
------------------------------------------------------------------------------------------------------------------------
ENERGY SOURCES: 1.9%
                           *Chernogorneft                                          Rus.             2,000    $    13,700
                            Engen Ltd.                                             Zaf.            20,207        110,467
                            Lukoil-Holdings                                        Rus.             3,000         27,510
                            Perez Companc SA, B                                    Arg.            27,690        175,306
                           *Purneftegaz                                            Rus.            40,000         80,800
                            YPF Sociedad Anonima, ADR                              Arg.            32,000        732,000
                                                                                                             -----------
                                                                                                               1,139,783
------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES: 0.9%
                            Alpha Leasing SA                                        Gr.            10,000        202,663
                            Etba Leasing                                            Gr.            12,600        154,207
                            MBF Capital Bhd.                                       Mal.            50,000         71,018
                            PT Sinar Mas Multi Artha, fgn.                         Ind.            28,400         29,341
                            Sun Hung Kai & Co. Ltd.                                H.K.           349,000        102,674
                                                                                                             -----------
                                                                                                                 559,903
------------------------------------------------------------------------------------------------------------------------
FOOD & HOUSEHOLD PRODUCTS: 1.6%
                            Chareon Pokphand Feedmill Public Co. Ltd., fgn.        Tha.            13,000         56,997
                            Del Monte Royal Foods Ltd.                             Zaf.            85,800         93,621
                            Elais Oleaginous Co.                                    Gr.             8,800        267,607
                            PT Charoen Pokphand Indonesia, fgn.                    Ind.            46,000         63,366
                            PT Cipendawa Farm Enterprises, fgn.                    Ind.            65,000         33,577
                            PT Japfa Comfeed Indonesia, fgn.                       Ind.            67,000         46,868
                            PT Multibreeder Adirama, fgn.                          Ind.           193,500         76,009
                            Vitro SA                                               Mex.           179,000        374,023
                                                                                                             -----------
                                                                                                               1,012,068
------------------------------------------------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER: 0.3%
                            Portucel Industrial Empresa Product de Celulose
                              SA                                                   Prt.            32,000        208,593
------------------------------------------------------------------------------------------------------------------------
HEALTH & PERSONAL CARE: 0.1%
                            Hankook Cosmetics Co. Ltd.                             Kor.             3,000         86,441
------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL COMPONENTS: 0.5%
                            BTR Dunlop Ltd.                                        Zaf.            50,000         63,375
                            Marshall Boya ve Vernik Sanayii AS                     Tur.         1,620,528        116,281
                           *Shanghai Rubber Belt Co. Ltd., B                       Chn.           549,000         83,448
                            Shanghai Tyre & Rubber Co. Ltd., B                     Chn.           169,000         41,912
                                                                                                             -----------
                                                                                                                 305,016
------------------------------------------------------------------------------------------------------------------------
INSURANCE: 0.1%
                            Anadolu Anonim Turk Sigorta Sirketi                    Tur.           611,840         23,614
------------------------------------------------------------------------------------------------------------------------

TEMPLETON EMERGING MARKETS APPRECIATION FUND, INC.
Investment Portfolio, September 30, 1996 (unaudited) (cont.)

------------------------------------------------------------------------------------------------------------------------
INDUSTRY                    ISSUE                                                COUNTRY         SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
------------------------------------------------------------------------------------------------------------------------
LEISURE & TOURISM: 0.5%
                            Hinds Hotels International Ltd.                        Sgp.           129,000    $   157,563
                            Shangri-La Hotels (Malaysia) Bhd.                      Mal.           141,000        141,765
                            Shangri La Hotels (Malaysia) Bhd., fgn.                Mal.            27,000         27,147
                                                                                                             -----------
                                                                                                                 326,475
------------------------------------------------------------------------------------------------------------------------
MACHINERY & ENGINEERING: 0.8%
                            Jurong Shipyard Ltd., fgn.                             Sgp.            38,000        184,846
                           *Keppel Philippine Holdings Inc., B                     Phl.           318,750         75,329
                            Mannesmann SA                                          Brz.           800,000        113,614
                           *Shanghai Erfangji Textile Machinery Co. Ltd., B        Chn.           355,740         35,574
                            Shanghai Industrial Sewing Machine Corp.               Chn.           192,000         22,080
                            Shanghai Steel Tube Co. Ltd., B                        Chn.           249,700         31,962
                                                                                                             -----------
                                                                                                                 463,405
------------------------------------------------------------------------------------------------------------------------
MERCHANDISING: 0.5%
                           *Cifra SA, C                                            Mex.            89,056        127,593
                            Dairy Farm International Holdings Ltd.                 H.K.           132,991         81,125
                            GUM Trade House                                        Rus.             1,000         19,050
                            Wo Kee Hong Holdings Ltd.                              H.K.         1,010,000         66,611
                           *Wo Kee Hong Holdings Ltd., wts.                        H.K.           202,000          3,396
                           *Yaohan Hongkong Corp. Ltd.                             H.K.           460,000         19,630
                                                                                                             -----------
                                                                                                                 317,405
---------------------------------------------------------------------------------------------------------------------
METALS & MINING: 1.5%
                            Antofagasta Holdings PLC                               Chl.            34,000        191,605
                            Eregli Demir ve Celik Fabrikalari AS                   Tur.         1,736,000        186,849
                            Hellas Can-Container Manufacturers                      Gr.            18,270        361,550
                            Philex Minning Corp., B                                Phl.         1,103,300        130,369
                            PT Tambang Timah (Persero), fgn.                       Ind.            34,000         57,813
                                                                                                             -----------
                                                                                                                 928,186
------------------------------------------------------------------------------------------------------------------------
MULTI-INDUSTRY: 4.8%
                            Anglo American Industrial Corp. Ltd.                   Zaf.               500         17,635
                            Cheung Kong Holdings Ltd.                              H.K.           106,000        815,596
                            Clal Industries Ltd.                                   Isr.            10,000         43,830
                            DESC SA, B                                             Mex.             3,033         17,069
                            DESC SA, C                                             Mex.                63            352
                            Hong Leong Industries Bhd.                             Mal.            34,000        158,714
                            Jardine Strategic Holdings Ltd.                        H.K.            28,125         89,438
                           *Jardine Strategic Holdings Ltd., wts.                  H.K.             3,125            844
                            Koc Holding AS                                         Tur.         1,165,000        167,822
                            Koc Yatirim ve Sanayii Mamullesi Pazarlanca AS         Tur.         1,534,400        233,546
                            Lai Sun Garment International Ltd.                     H.K.           163,000        223,432

TEMPLETON EMERGING MARKETS APPRECIATION FUND, INC.
Investment Portfolio, September 30, 1996 (unaudited) (cont.)

--------------------------------------------------------------------------------

INDUSTRY                    ISSUE                                                COUNTRY         SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------
MULTI-INDUSTRY (cont.)
                            Perlis Plantations Bhd., fgn.                          Mal.            70,000    $   215,049
                            Renong Bhd.                                            Zaf.            50,000         76,604
                            Saha Union Public Co. Ltd., fgn.                       Tha.            39,000         51,374
                            Shenzhen Gintian Industrial Co. Ltd., B                Chn.           250,560         76,791
                          * Sociedad Comercial del Palata Cadelplata Come          Arg.           151,000        365,479
                            Stelux International Holdings Ltd.                     H.K.           473,254        101,591
                            Transarchipel Shipping Ltd.-TSL                        Zmb.           587,000        323,588
                                                                                                             -----------
                                                                                                               2,978,754
---------------------------------------------------------------------------------------------------------------------
REAL ESTATE: 4.1%
                            Bangkok Land Public Co. Ltd., fgn.                     Tha.           118,000        146,160
                            First Capital Corp., Ltd., fgn.                        Sgp.            36,000         86,919
                            Hang Lung Development Co. Ltd.                         H.K.           300,000        574,163
                            Lai Sun Development Co. Ltd.                           H.K.            89,200         93,433
                          * Lai Sun Development Co. Ltd., wts.                     H.K.           117,800         10,054
                            New World Development Co. Ltd.                         H.K.           113,893        597,964
                            PT Summarecon Agung, fgn.                              Ind.           159,120         99,322
                            Shanghai Jinqiao Export Processing Zone
                              Development, B                                       Chn.           115,000         38,410
                            Shenzhen Properties & Resources Development
                              (Group) Ltd., B                                      Chn.           229,900         74,324
                            Sun Hung Kai Properties Ltd.                           H.K.            65,000        691,355
                            Tian An China Investments Co. Ltd.                     H.K.           768,000        102,294
                                                                                                             -----------
                                                                                                               2,514,398
---------------------------------------------------------------------------------------------------------------------
RECREATION, OTHER CONSUMER GOODS: 1.0%
                            China First Pencil Co. Ltd., B                         Chn.           402,600        124,806
                          * Fu Hui Jewellery Co. (H.K.) Ltd.                       H.K.         1,572,000         41,673
                            Shanghai Wingsung Stationery Co. Ltd., B               Chn.           341,550         58,747
                            Shenzhen China Bicycles Co. (Holdings) Ltd., B         Chn.           139,200         33,841
                            Yue Yuen Industrial (Holdings) Ltd.                    H.K.         1,236,000        335,652
                                                                                                             -----------
                                                                                                                 594,719
---------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS: 3.5%
                            Hellenic Telecommunications Organizations OTE SA       Gr.              8,000        134,583
                            Pakistan Telecom Corp. PTC                             Pkr.            29,000         26,265
                            Telebras-Telecomunicacoes Brasileiras SA               Brz.         4,525,000        294,280
                            Telmex-Telefonos de Mexico SA, L, ADR                  Mex.            51,800      1,664,075
                                                                                                             -----------
                                                                                                               2,119,203
---------------------------------------------------------------------------------------------------------------------

TEMPLETON EMERGING MARKETS APPRECIATION FUND, INC.
Investment Portfolio, September 30, 1996 (unaudited) (cont.)

--------------------------------------------------------------------------------

INDUSTRY                    ISSUE                                                COUNTRY         SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------
TEXTILES & APPAREL: 1.1%
                            Hua Thai Manufacturing Public Co. Ltd.                 Tha.            16,000    $    34,289
                          * Laws International Holdings Ltd.                       H.K.           438,000         58,906
                            PT Eratex Djaja, fgn.                                  Ind.           144,000         44,942
                            PT Ganda Wangsa Utama, fgn.                            Ind.           275,600        109,742
                            PT Panasia Indosyntec, fgn.                            Ind.           315,200         81,412
                            Shanghai Lian Hua Fibre Corp., B                       Chn.           248,400         25,585
                            Thai Rayon Public Co. Ltd.                             Tha.            17,000         93,587
                            Thai Wacoal Public Co. Ltd., fgn.                      Tha.            18,750         72,992
                            Tungtex (Holdings) Co. Ltd.                            H.K.         1,364,000        128,762
                                                                                                             -----------
                                                                                                                 650,217
---------------------------------------------------------------------------------------------------------------------
TRANSPORTATION: 1.3%
                            Chiwan Wharf Holdings Ltd., B                          Chn.           170,000         84,637
                            Malaysian International Shipping Corp. Bhd., fgn.      Mal.           229,333        704,542
                            Pakistan International Airlines Corp.                  Pkr.             5,500          1,340
                                                                                                             -----------
                                                                                                                 790,519
---------------------------------------------------------------------------------------------------------------------
UTILITIES ELECTRICAL & GAS: 1.4%
                            Central Costanera SA, B                                Arg.           104,000        332,853
                            CEZ, GDR                                               Csk.             8,000        308,000
                            CEZ, GDS, 144A                                         U.S.             6,000        231,000
                            Hongkong Electric Holdings Ltd.                        H.K.             2,000          6,466
                                                                                                             -----------
                                                                                                                 878,319
---------------------------------------------------------------------------------------------------------------------
WHOLESALE & INTERNATIONAL TRADE: 0.2%
                            East Asiatic Co. (Hong Kong) Ltd.                      H.K.           945,000        114,871
                                                                                                             -----------
TOTAL COMMON STOCKS (cost $31,270,943)                                                                        28,721,405
---------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS: 3.2%
---------------------------------------------------------------------------------------------------------------------
                            Banco do Brazil SA, pfd.                               Brz.        20,000,000        188,051
                            Banespa-Banco do Estado de Sao Paulo SA, pfd.          Brz.         1,924,200          4,994
                            Cia Mesbla SA, pfd.                                    Brz.         2,465,000         13,279
                            Eletrobras-Centrais Eletricas Brasileiras SA, B, pfd.  Brz.         2,613,000        729,388
                            Itausa-Investimentos Itau SA, pfd.                     Brz.            72,200         56,572
                            Petrobras-Petroleo Brasileiro SA, pfd.                 Brz.         8,347,000        980,956
                                                                                                             -----------
TOTAL PREFERRED STOCKS (cost $2,546,770)                                                                       1,973,240
---------------------------------------------------------------------------------------------------------------------

TEMPLETON EMERGING MARKETS APPRECIATION FUND, INC.
Investment Portfolio, September 30, 1996 (unaudited) (cont.)

--------------------------------------------------------------------------------

                                                                                              PRINCIPAL IN
INDUSTRY                    ISSUE                                                COUNTRY    LOCAL CURRENCY**       VALUE
---------------------------------------------------------------------------------------------------------------------
BONDS-CORPORATE: 7.4%
---------------------------------------------------------------------------------------------------------------------
                            Bridas Corp., Yankee, 12.50%, 11/15/99                 U.S.           460,000    $   483,000
                            Centrais Electricas Brasileiras SA, 10.00%,
                              10/30/98, 144A                                       U.S.           200,000        208,000
                            Cementos de Mexico Sa de CV, 10.75%,
                              7/15/00, 144A                                        U.S.           230,000        236,037
                            CEZ, 14.375%, 1/27/01                                  Csk.        15,590,000        598,449
                            Essar Gujarat Ltd., 8.53672%, FRN, 7/15/99, 144A       U.S.           210,000        204,750
                            Guaranteed Capital Corp. Ltd., 11.00%, 3/21/97         U.S.            75,000         75,000
                            Industrias Metalurficas Pescarmona,
                              11.75%, 3/27/98                                      U.S.           250,000        254,687
                            Philippine Long Distance Telephone Co.:
                              10.625%, 6/02/04                                     U.S.           500,000        555,000
                              9.25%, 6/30/06                                       U.S.           190,000        195,937
                            PIV Investment Finance (Cayman) Ltd., 4.50%,
                              conv., 12/01/00                                      U.S.           330,000        282,150
                            Produvisa Capital Corp., 9.50%, 11/29/96               U.S.           350,000        349,125
                            PT Astra International, 9.75%, 4/29/01                 U.S.           175,000        182,438
                            PT Polysindo Eka Perkasa Global, 13.00%, 6/15/01       U.S.           500,000        553,750
                            PT Polysindo International Finance Co.,
                              B 11.375%, 6/15/06                                   U.S.           105,000        110,513
                            Tjiwi Kimia International Finance Co. BV,
                              13.25%, 8/01/01                                      U.S.           250,000        280,000
                                                                                                             -----------
TOTAL BONDS-CORPORATE (cost $4,375,002)                                                                        4,568,836
---------------------------------------------------------------------------------------------------------------------
BONDS-GOVERNMENT & GOVERNMENT AGENCIES: 26.7%
---------------------------------------------------------------------------------------------------------------------
                            Abril SA, 12.00%, 10/25/03, 144A                       U.S.           250,000        260,000
                            Argentina Domestic Securities (Morgan Stanley),
                              14.75%, 9/01/02                                      U.S.           430,000        470,850
                            Associacion Nacional del Cafe, 11.00%, 8/31/98         U.S.           368,000        377,200
                            Banco Central de Costa Rica, A, 6.25%, 5/21/10         U.S.           400,000        307,000
                            Banco Ganadero SA, 9.75%, 8/26/99, 144A                U.S.           200,000        209,000
                            Bancomer S.A., 8.00%, 7/07/98                          U.S.           500,000        498,125
                            Ceskoslovenska Bchodni Banka, 11.125%, 8/26/97         Csk.         5,420,000        199,320
                            Argentina Local Markets Securities Trust 1994-1
                              (Goldman Sachs Group, L.P.), 13.375%, 8/15/01        U.S.           750,000        885,000
                            Government of Brazil:
                              6.5625%, 4/15/09                                     U.S.           375,000        305,156
                              6.00%, exit bond, 9/15/13                            U.S.           500,000        348,750
                              5.00%, 4/15/24                                       U.S.           280,000        167,125
                              6.50%, 4/15/24                                       U.S.         2,220,000      1,699,688

TEMPLETON EMERGING MARKETS APPRECIATION FUND, INC.
Investment Portfolio, September 30, 1996 (unaudited) (cont.)

--------------------------------------------------------------------------------

                                                                                              PRINCIPAL IN
INDUSTRY                    ISSUE                                                COUNTRY    LOCAL CURRENCY**     VALUE
---------------------------------------------------------------------------------------------------------------------
BONDS-GOVERNMENT & GOVERNMENT AGENCIES (CONT.)
---------------------------------------------------------------------------------------------------------------------
                            Government of Poland:
                              PDI, 3.75%, FRN, 10/24/14                            U.S.           347,000    $   274,998
                              +6.4375%, FRN, 10/27/24                              U.S.           869,000        828,266
                            Government of Uruguay, A, 6.75%, 2/19/21               U.S.           250,000        198,750
                            Kingdom of Jordan, 6.625%, FRN, 12/23/05               U.S.           700,000        619,500
                            National Bank of Hungary, 7.95%, 11/01/03              U.S.           200,000        200,500
                            Republic of Argentina:
                              6.3125%, FRN, 3/31/05                                U.S.           392,500        328,228
                              6.4375%, FRN, 3/31/23                                U.S.           300,000        222,375
                              5.25%, L, VRN, 3/31/23                               U.S.           230,000        134,550
                            Republic of Bulgaria
                              IAB, 6.6875%, FRN, 7/28/11                           U.S.           950,000        436,406
                              6.6875%, 7/28/24                                     U.S.           200,000        101,875
                            Republic of Ecuador, 6.50%, FRN, 2/28/25, 144A         U.S.           785,000        490,134
                            Republic of Lithuania:
                              10.00%, 12/22/97                                     U.S.            10,000         10,215
                              10.00%, 12/22/97, 144A                               U.S.           150,000        153,225
                            Republic of Panama, 6.62891%, FRN, 5/10/02             U.S.           461,540        440,771
                            Republic of Venezuela:
                              6.375%, 3/31/20, FRN                                 U.S.           660,000        515,625
                              6.4375%, 3/31/20, FRN                                U.S.           320,000        250,000
                            Russia (when issue), 12/15/15                          U.S.           990,000        636,075
                            Sei Holding IX Inc., 11.00%, 11/30/00, 144A            U.S.           210,000        221,340
                            United Mexican States:
                              11.25%, FRN, 7/21/97, 144A                           U.S.           750,000        774,375
                              9.75%, 2/06/01                                       U.S.           950,000        971,375
                              11.375%, 9/15/16                                     U.S.           400,000        398,000
                              A, 6.25% 12/31/19                                    U.S.           250,000        173,125
                              B, 6.25%, 12/31/19                                   U.S.           740,000        512,450
                              11.50%, 5/15/26                                      U.S.           335,000        332,906
                            Venezuela DCB, 6.625%, FRN, 12/18/07                   U.S.         1,750,000      1,450,312
                                                                                                             -----------
TOTAL BONDS-GOVERNMENT & GOVERNMENT AGENCIES (cost $15,285,514)                                               16,402,590
---------------------------------------------------------------------------------------------------------------------

TEMPLETON EMERGING MARKETS APPRECIATION FUND, INC.
Investment Portfolio, September 30, 1996 (unaudited) (cont.)

--------------------------------------------------------------------------------

                                                                                              PRINCIPAL IN
INDUSTRY                    ISSUE                                                COUNTRY    LOCAL CURRENCY**    VALUE
---------------------------------------------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 12.0%
---------------------------------------------------------------------------------------------------------------------
                            Federal Home Loan Bank, 5.23% to 5.27% with
                              maturities to 10/18/96                               U.S.           603,000    $   601,542
                            U.S. Treasury Bills, 4.90% to 5.16%, with
                              maturities to 1/30/97                                U.S.         6,841,000      6,798,560
                                                                                                             -----------
TOTAL SHORT TERM OBLIGATIONS (cost $7,399,473)                                                                 7,400,102
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS: 96.1% (cost $60,877,702)                                                                   59,066,173
UNREALIZED GAIN IN FORWARD EXCHANGE CONTRACTS: 0.1%                                                                4,532
OTHER ASSETS, LESS LIABILITIES: 3.8%                                                                           2,353,876
                                                                                                             -----------
TOTAL NET ASSETS: 100.0%                                                                                     $61,424,581
                                                                                                             -----------
                                                                                                             -----------

 * NON-INCOME PRODUCING
** CURRENCY OF COUNTRIES INDICATED.
 + DESIGNATED IN WHOLE OR IN PART FOR WHEN ISSUED SECURITIES.

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON EMERGING MARKETS APPRECIATION FUND, INC.
Financial Statements

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1996 (unaudited)

Assets:
   Investments in securities at value
      (identified cost $60,877,702)           $59,066,173
   Receivables:
      Investment securities sold                3,748,986
      Dividends and interest                      699,338
      Forward contract-closed                       7,709
   Unamortized organization costs                  10,144
   Unrealized gain in forward exchange
      contracts (Note 5)                            4,532
                                              -----------
         Total assets                          63,536,882
                                              ===========
Liabilities:
   Payable for investment securities
     purchased                                  1,933,423
   Accrued expenses                               178,878
                                              -----------
         Total liabilities                      2,112,301
                                              -----------
Net assets, at value                          $61,424,581
                                              ===========
Net assets consist of:
   Undistributed net investment income        $ 1,553,209
   Net unrealized depreciation                 (1,808,830)
   Accumulated net realized gain                1,846,059
   Net capital paid in on shares of
     capital stock                             59,834,143
                                              -----------
Net assets, at value                          $61,424,581
                                              ===========
Shares outstanding                              4,288,756
                                              ===========
   Net asset value per share
      ($61,424,581 / 4,288,756)               $     14.32
                                              ===========

STATEMENT OF OPERATIONS
For the six months ended
September 30, 1996 (unaudited)

Investment income:
   (net of $23,251 foreign
   taxes withheld)
   Dividends                        $  699,278
   Interest                          1,408,353
                                    ----------
      Total income                               $2,107,631
Expenses:
   Management fees (Note 3)            372,706
   Administrative fees (Note 3)         74,541
   Transfer agent fees                  11,662
   Custodian fees                       33,361
   Reports to shareholders              14,402
   Audit fees                           19,057
   Legal fees (Note 3)                   4,020
   Registration fees                     8,107
   Directors' fees and expenses          7,580
   Amortization of organization
     costs                               1,955
   Other                                 7,031
                                    ----------
      Total expenses                                554,422
                                                 ----------
         Net investment income                    1,553,209
Realized and unrealized gain
  (loss):
   Net realized gain (loss) on:
      Investments                    1,888,218
      Foreign currency
         transactions                   (2,826)
                                    ----------
                                     1,885,392
                                    ----------
   Net unrealized appreciation on:
      Investments                      573,154
      Foreign currency translation
         of other assets and
         liabilities                     4,137
                                    ----------
                                       577,291
                                    ----------
      Net realized and
        unrealized gain                           2,462,683
                                                 ----------
Net increase in net assets
   resulting from operations                     $4,015,892
                                                 =========-

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON EMERGING MARKETS APPRECIATION FUND, INC.
Financial Statements (cont.)

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     SIX MONTHS
                                                                                       ENDED                YEAR
                                                                                 SEPTEMBER 30, 1996         ENDED
                                                                                    (UNAUDITED)        MARCH 31, 1996
                                                                                 ------------------    ---------------
Increase in net assets:
   Operations:
      Net investment income                                                         $  1,553,209         $ 2,945,751
      Net realized gain on investments and foreign currency transactions               1,885,392             381,307
      Net unrealized appreciation                                                        577,291           6,502,064
                                                                                     -----------         -----------
         Net increase in net assets resulting from operations                          4,015,892           9,829,122

   Distributions to shareholders:
      From net investment income                                                              --          (3,652,323)
      From net realized gain                                                            (107,219)           (453,927)

   Capital share transactions (Note 2)                                                        --             771,006
                                                                                     -----------         -----------
           Net increase in net assets                                                  3,908,673           6,493,878

Net assets:
   Beginning of period                                                                57,515,908          51,022,030
                                                                                     -----------         -----------
   End of period                                                                    $ 61,424,581         $57,515,908
                                                                                     ===========         ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON EMERGING MARKETS APPRECIATION FUND, INC.
Notes to Financial Statements (unaudited)

--------------------------------------------------------------------------------
1. SUMMARY OF ACCOUNTING POLICIES

Templeton Emerging Markets Appreciation Fund, Inc. (the Fund) was organized as a Maryland corporation as a closed-end, non-diversified management investment company registered under the Investment Company Act of 1940. The Fund seeks to achieve its objective by investing primarily in equity securities and debt obligations of issuers in emerging market countries. The following summarizes the Fund's significant accounting policies.

A. SECURITIES VALUATIONS:

Securities listed or traded on a recognized national or foreign exchange or NASDAQ are valued at the last reported sales prices on the principal exchange on which the securities are traded. Over-the-counter securities and listed securities for which no sale is reported are valued at the mean between the last current bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.

B. FOREIGN EXCHANGE CONTRACTS:

The Fund may enter into forward exchange contracts and currency option contracts in order to hedge against foreign exchange risks.

(i) Forward Exchange Contracts: These contracts are valued daily and the Fund's equity therein, representing unrealized gain or loss on the contracts, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

(ii) Currency Option Contracts: Options purchased are recorded as investments: options written (sold) are accounted for as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or realized as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

C. FOREIGN CURRENCY TRANSACTIONS:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Fund purchases or sells foreign securities it customarily enters into a foreign exchange contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the fiscal period, resulting from changes in the exchange rates.

D. INCOME TAXES:

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision has been made for income taxes.

TEMPLETON EMERGING MARKETS APPRECIATION FUND, INC.
Notes to Financial Statements (unaudited) (cont.)

--------------------------------------------------------------------------------

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, DISTRIBUTIONS AND EXPENSES:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Certain dividend income on foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

F. UNAMORTIZED ORGANIZATION COSTS:

Organization costs are being amortized on a straight line basis over five years.

G. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. TRANSACTIONS IN SHARES OF CAPITAL STOCK

At September 30, 1996, there were 100,000,000 shares of capital stock authorized ($0.01 par value).

During the year ended March 31, 1996 55,508 shares were issued for $771,006 from reinvested distributions.

3. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also directors or officers of Templeton Asset Management Limited (TAML), Templeton Investment Counsel, Inc. (TICI) and Templeton Global Investors, Inc. (TGII), the Fund's investment manager, sub-advisor and administrative manager, respectively.

The Fund pays monthly an investment management fee to TAML equal, on an annual basis, to 1.25% of the average daily net assets of the Fund. TAML has entered into a sub-advisory agreement with TICI, whereby TICI manages the debt component of the Fund's portfolio. For its services TAML pays to TICI a fee equal, on an annual basis, to 0.30% of the Fund's average daily net assets. TAML pays monthly an economic consulting and shareholder servicing fee to Paine Webber equal, on an annual basis, to 0.10% of the average daily net assets of the Fund. The Fund pays TGII monthly an administrative fee of 0.25% per annum of the Fund's average daily net assets, of which 0.20% is paid to Princeton Administrators, L.P., for sub-administrative services, subject to a minimum monthly fee of $8,333.

An officer of the Fund is a partner of Dechert Price & Rhoads, legal counsel for the Fund, which firm received fees of $4,020 for the period ended September 30, 1996.

4. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities) for the period ended September 30, 1996 aggregated $21,579,870 and $23,326,662, respectively. The cost of securities for federal income tax purposes is $60,894,039. Realized gains and losses are reported on an identified cost basis.

TEMPLETON EMERGING MARKETS APPRECIATION FUND, INC.
Notes to Financial Statements (unaudited) (cont.)

--------------------------------------------------------------------------------

At September 30, 1996, the aggregate gross unrealized appreciation and depreciation of portfolio securities, based on cost for federal income taxes purposes, was as follows:

           Unrealized appreciation                                                               $ 5,592,846
           Unrealized depreciation                                                                (7,420,712)
                                                                                                 -----------
           Net unrealized depreciation                                                           $(1,827,866)
                                                                                                 ===========

5. FINANCIAL INSTRUMENTS

During the period ended September 30, 1996, the Fund has been a party to financial instruments with off-balance-sheet risks, primarily forward exchange contracts, in order to minimize the risk to the Fund, with respect to its portfolio transactions, from adverse changes in the relationship between the U.S. dollar and foreign currencies and interest rates. These instruments involve market risk in excess of the amount recognized on the Statement of Assets and Liabilities; some of these risks have been minimized by offsetting contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency values and interest rates and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such contracts.

Forwards: A forward exchange contract is an agreement between two parties to exchange different currencies at a specific rate at an agreed future date.

At September 30, 1996, the Fund had an outstanding forward exchange contract for the sale of currency as set out below. These contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the date of entry into the contract:

           Net unrealized gain in forward exchange contract to sell 770,000
             Deutschemarks for 509,934 U.S. Dollars, October 28, 1996                                 $4,532

TEMPLETON EMERGING MARKETS APPRECIATION FUND, INC.
Annual Meeting of Shareholders, July 24, 1996

--------------------------------------------------------------------------------

An Annual Meeting of Shareholders of the Fund was held at the Fund's offices, 700 Central Avenue, St. Petersburg, Florida, on July 24, 1996. The purpose of the meeting was to elect five directors of the Fund, to ratify the selection of McGladrey & Pullen, LLP, as the Fund's independent public accountants for the fiscal year ended March 31, 1997 and in their discretion, to authorize the proxyholders to vote upon such other matters which may legally come before the meeting or any other adjournment thereof. At the meeting, the following persons were elected by the shareholders to serve as directors of the Fund: John Wm. Galbraith, Rupert H. Johnson, Jr., Betty P. Krahmer, Gordon S. Macklin and Fred
R. Millsaps. The shareholders ratified the selection of McGladrey & Pullen, LLP, to serve as the Fund's independent public accountants for the fiscal year ending March 31, 1997. No other business was transacted at the meeting.

The results of the voting at the Annual Meeting are as follows:

1. ELECTION OF FIVE (5) DIRECTORS FOR THE TERM SET FORTH BELOW:

                                             % OF                          % OF
                                          OUTSTANDING                   OUTSTANDING
TERM EXPIRING 1999:           FOR           SHARES         AGAINST        SHARES
--------------------       --------       -----------      -------      -----------
John Wm. Galbraith         3,324,900         77.53%        66,715           1.56%
Rupert H. Johnson, Jr.     3,329,004         77.62%        62,611           1.46%
Betty P. Krahmer           3,351,500         78.15%        40,115           0.94%
Gordon S. Macklin          3,355,303         78.23%        36,312           0.85%
Fred R. Millsaps           3,310,856         77.20%        80,759           1.88%

2. RATIFICATION OF THE SELECTION OF MCGLADREY & PULLEN, LLP, AS INDEPENDENT PUBLIC ACCOUNTANTS OF THE FUND FOR THE FISCAL YEAR ENDED MARCH 31, 1997:

                                             % OF                          % OF                          % OF
                                          OUTSTANDING                   OUTSTANDING                   OUTSTANDING
                              FOR           SHARES         AGAINST        SHARES         ABSTAIN        SHARES
                           --------       -----------      -------      -----------      -------      -----------
                           3,343,278         77.95%        24,745           0.58%        23,592           0.55%

TEMPLETON EMERGING MARKETS APPRECIATION FUND, INC.
Dividend Reinvestment Plan

--------------------------------------------------------------------------------

The Fund offers a Dividend Reinvestment Plan ( the "Plan") with the following features: --If shares of the Fund are held in the shareholder's name, the shareholder will automatically be a participant in the Plan unless he elects to withdraw. If the shares are registered in the name of a broker-dealer or other nominee (i.e., in "street name"), the broker-dealer or nominee will elect to participate in the Plan on the shareholder's behalf unless the shareholder instructs them otherwise, or unless the reinvestment service is not provided by the broker-dealer or nominee. --Participants should contact Chemical Mellon Securities Trust Company, Dividend Reinvestment Services, P.O. Box 750, Pittsburgh, PA 15230, to receive the Plan brochure. --To receive dividends or distributions in cash, the shareholder must notify Chemical Mellon Securities Trust Company ("Mellon") or the institution in whose name the shares are held. Mellon must receive written notice within 10 business days before the record date for the distribution. --Whenever the Fund declares dividends in either cash or common stock of the Fund, if the market price is equal to or exceeds net asset value but not less than 95% of the then current market price of the Fund's shares. If the market price is lower than net asset value and if dividends and/or capital gains distributions are payable only in cash, the participant will receive shares purchased on the New York Stock Exchange. --The automatic reinvestment of dividends and/or capital gains does not relieve the participant of any income tax which may be payable on dividends or distributions. --The participants may withdraw from the Plan without penalty at any time by written notice to Mellon. Upon withdrawal, the participant will receive, without charge, stock certificates issued and in the participant's name for all full shares; or, if the participant's wishes, Mellon will sell the participant's shares and send the proceeds, net of any brokerage commissions. A $5.00 fee is charges by Mellon upon any cash withdrawal or termination. --Whenever shares are purchased on the New York Stock Exchange, each participant will pay a pro rata portion of brokerage commissions. Brokerage commissions will be deducted from amounts to be invested.

TEMPLETON EMERGING MARKETS APPRECIATION FUND, INC.

--------------------------------------------------------------------------------

TRANSFER AGENT

Chemical Mellon Shareholder Services
Securities Transfer Services
450 West 33rd Street, 15th Floor
New York, NY 10001
800-526-0801

SHAREHOLDER INFORMATION

Weekly comparative net asset value and market price information about Templeton Emerging Markets Appreciation Fund, Inc. shares is published each Monday in the Wall Street Journal, weekly in Barron's and each Saturday in The New York Times and other newspapers in a table called "Publicly Traded Funds". Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transactions section of newspapers under the designation "TempltnTEA". The Fund's New York Stock Exchange trading symbol is TEA.

For current information about the net asset value, call 1-800-292-9293.

If any shareholder is not receiving copies of the Reports to Shareholders because shares are registered in a broker's name or in a custodian's name, he or she can write and request that his or her name be added to the Fund's mailing list, by writing Templeton Emerging Markets Appreciation Fund, Inc., 700 Central Avenue, St. Petersburg, FL 33701.

TEMPLETON
EMERGING
MARKETS
APPRECIATION
FUND, INC.

SEMI-ANNUAL REPORT
SEPTEMBER 30, 1996

[FRANKLIN TEMPLETON LOGO]



TEMPLETON EMERGING MARKETS
APPRECIATION FUND, INC.

700 Central Avenue
St. Petersburg,
Florida 33701-3628

Investors should be aware that the value of investments made for the Fund may go up as well as down and that the Investment Manager may make errors in selecting securities for the Fund's portfolio. Like any investment in securities, the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors. The Fund and Fund investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept the risk of such losses should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.

[RECYCLE LOGO]      TLTEA S96 11/96